UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1:	Schedule of Investments

August 31, 2004

Vanguard New Jersey Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
MUNICIPAL BONDS (100.2%)
Atlantic City NJ Board of Educ. GO	6.10%	12/1/2015 (4)	$2,000	$2,433
Atlantic City NJ GO	5.25%	12/15/2012 (4)	1,990	2,222
Atlantic City NJ GO	5.25%	12/15/2014 (4)	2,190	2,452
Atlantic County NJ Public Fac. COP	7.40%	3/1/2010 (3)	1,755	2,142
Atlantic County NJ Public Fac. COP	7.40%	3/1/2011 (3)	4,025	4,997
Atlantic County NJ Public Fac. COP	6.00%	3/1/2014 (3)	3,685	4,349
Atlantic County NJ Public Fac. COP	6.00%	3/1/2015 (3)	1,480	1,751
Atlantic County NJ Util. Auth. Sewer Rev.	6.875%	1/1/2012 (2)(ETM)	2,260	2,606
Bayonne NJ Muni. Util. Auth. Water System Rev.	5.00%	4/1/2016 (10)	1,255	1,355
Bayonne NJ Muni. Util. Auth. Water System Rev.	5.00%	4/1/2017 (10)	1,315	1,413
Bayonne NJ Muni. Util. Auth. Water System Rev.	5.00%	4/1/2021 (10)	1,600	1,681
Camden County NJ Improvement Auth. Lease Rev.	5.50%	9/1/2010 (4)(Prere.)	1,470	1,677
Camden County NJ Improvement Auth. Lease Rev.	5.50%	5/1/2016	1,140	1,268
Camden County NJ Improvement Auth. Lease Rev.	5.50%	5/1/2017	1,025	1,137
Camden County NJ Improvement Auth. Lease Rev.	5.50%	5/1/2018	1,265	1,401
Camden County NJ Improvement Auth. Lease Rev.	5.50%	5/1/2019	1,335	1,475
Camden County NJ Improvement Auth. Lease Rev.	5.375%	9/1/2019 (4)	850	938
Camden County NJ Muni. Util. Auth. Rev.	0.00%	9/1/2004 (3)	8,345	8,345
Camden County NJ Muni. Util. Auth. Rev.	0.00%	9/1/2005 (3)	18,545	18,219
Camden County NJ Muni. Util. Auth. Rev.	0.00%	9/1/2006 (3)	18,545	17,795
Cape May County NJ Muni. Util. Auth. Rev.	5.75%	1/1/2014 (4)	6,930	8,066
Cape May County NJ Muni. Util. Auth. Rev.	5.25%	1/1/2017 (1)	2,560	2,787
Cape May County NJ Muni. Util. Auth. Rev.	5.25%	1/1/2018 (1)	2,165	2,347
Cape May County NJ PCR (Atlantic City Electric)	6.80%	3/1/2021 (1)	15,400	20,080
Delaware River & Bay Auth. New Jersey Rev.	5.375%	1/1/2013 (2)	750	838
Delaware River & Bay Auth. New Jersey Rev.	5.75%	1/1/2029 (2)	5,000	5,502
Delaware River Port Auth. Pennsylvania & New Jersey Rev.	5.40%	1/1/2013 (3)	6,750	7,191
Delaware River Port Auth. Pennsylvania & New Jersey Rev.	5.625%	1/1/2013 (4)	4,205	4,721
Delaware River Port Auth. Pennsylvania & New Jersey Rev.	5.75%	1/1/2022 (4)	10,000	11,142
Delaware River Port Auth. Pennsylvania & New Jersey Rev.	5.50%	1/1/2026 (3)	22,885	24,116
Delaware River Port Auth. Pennsylvania & New Jersey Rev.	5.625%	1/1/2026 (4)	5,000	5,320
Egg Harbor Township NJ School Dist. GO	5.00%	7/15/2012 (3)	2,640	2,938
Egg Harbor Township NJ School Dist. GO	5.00%	7/15/2013 (3)	2,780	3,059
Egg Harbor Township NJ School Dist. GO	5.00%	7/15/2020 (3)	2,000	2,121
Egg Harbor Township NJ School Dist. GO	5.00%	7/15/2021 (3)	1,400	1,476
Egg Harbor Township NJ School Dist. GO	5.10%	7/15/2022 (3)	2,950	3,114
Essex County NJ Improvement Auth. Lease Rev.	5.75%	10/1/2010 (3)(Prere.)	3,390	3,873
Essex County NJ Improvement Auth. Lease Rev.	5.75%	10/1/2010 (3)(Prere.)	5,090	5,787
Essex County NJ Improvement Auth. Lease Rev.	5.75%	10/1/2010 (3)(Prere.)	2,650	2,925
Essex County NJ Solid Waste Util. Auth.	5.60%	4/1/2006 (4)(Prere.)	200	216
Essex County NJ Solid Waste Util. Auth.	0.00%	4/1/2010 (4)	1,000	828
Evesham NJ Util. Auth. Rev.	5.00%	7/1/2016 (2)	3,435	3,702
Evesham NJ Util. Auth. Rev.	5.00%	7/1/2017 (2)	3,705	3,975
Evesham NJ Util. Auth. Rev.	5.00%	7/1/2018 (2)	1,605	1,714
Garden State Preservation Trust New Jersey	0.00%	11/1/2021 (4)	11,325	5,050
Garden State Preservation Trust New Jersey	0.00%	11/1/2022 (4)	41,150	17,291
Garden State Preservation Trust New Jersey	0.00%	11/1/2023 (4)	15,000	5,942
Gloucester County NJ Improvement Auth. Lease Rev.	5.00%	7/15/2016 (1)	1,000	1,086
Gloucester County NJ Improvement Auth. Lease Rev.	5.00%	7/15/2017 (1)	1,000	1,081
Gloucester County NJ Improvement Auth. Lease Rev.	5.00%	7/15/2020 (1)	1,150	1,223
Gloucester County NJ Improvement Auth. Lease Rev.	5.00%	7/15/2023 (1)	1,000	1,044
Gloucester Township NJ GO	5.75%	7/15/2010 (2)	2,880	3,328
Gloucester Township NJ Muni. Util. Auth. Rev.	5.65%	3/1/2018 (2)	2,755	3,194
Higher Educ. Assistance Auth. of New Jersey Student Loan Rev.	6.00%	6/1/2013 (1)	2,365	2,478
Higher Educ. Assistance Auth. of New Jersey Student Loan Rev.	6.00%	6/1/2015 (1)	4,370	4,579
Higher Educ. Assistance Auth. of New Jersey Student Loan Rev.	6.10%	6/1/2016 (1)	2,360	2,476
Hillsborough Township NJ School Dist. GO	5.375%	10/1/2013 (4)	1,250	1,426
Hillsborough Township NJ School Dist. GO	5.375%	10/1/2015 (4)	1,720	1,978
Hillsborough Township NJ School Dist. GO	5.375%	10/1/2017 (4)	720	829
Hillsborough Township NJ School Dist. GO	5.375%	10/1/2019 (4)	1,720	1,977
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	0.00%	8/1/2005 (1)	3,805	3,744
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	0.00%	8/1/2006 (1)	2,000	1,923
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.25%	8/1/2013 (1)*	9,590	11,565
Hopewell Valley NJ Regional School Dist. GO	5.00%	8/15/2013 (3)	2,315	2,539
Hudson County NJ GO	6.55%	7/1/2007 (3)	1,300	1,457
Hudson County NJ GO	6.55%	7/1/2009 (3)	635	742
Irvington Township NJ GO	0.00%	8/1/2007 (1)(ETM)	1,000	933
Irvington Township NJ GO	0.00%	8/1/2009 (1)(ETM)	2,580	2,217
Irvington Township NJ GO	0.00%	8/1/2010 (1)(ETM)	2,080	1,703
Jackson Township NJ Board of Educ. GO	5.375%	4/15/2026 (3)	6,885	7,329
Jackson Township NJ Board of Educ. GO	5.375%	4/15/2027 (3)	7,676	8,165
Marlboro Township NJ Board of Educ. GO	5.25%	7/15/2009 (4)(Prere.)	2,625	2,931
Marlboro Township NJ Board of Educ. GO	5.00%	7/15/2014	1,045	1,142
Marlboro Township NJ Board of Educ. GO	5.25%	7/15/2009 (4)(Prere.)	2,790	3,115
Marlboro Township NJ Board of Educ. GO	5.25%	7/15/2009 (4)(Prere.)	2,850	3,182
Mercer County NJ Improvement Auth. Solid Waste Rev.	5.375%	9/15/2012	11,120	12,312
Mercer County NJ Improvement Auth. Special Services School Dist. Rev.	5.75%	12/15/2008	1,165	1,314
Mercer County NJ Improvement Auth. Special Services School Dist. Rev.	5.95%	12/15/2012	4,895	5,787
Middlesex County NJ COP	5.00%	8/1/2011 (1)	1,050	1,168
Middlesex County NJ COP	5.50%	8/1/2015 (1)	1,195	1,341
Middlesex County NJ Improvement Auth.	5.375%	3/15/2022 (3)	1,825	1,983
Middlesex County NJ Improvement Auth.	5.375%	3/15/2023 (3)	1,925	2,082
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.25%	9/15/2019	1,585	1,735
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.25%	9/15/2020	1,600	1,743
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.25%	9/15/2021	2,375	2,572
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.25%	9/15/2022	2,000	2,152
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.00%	9/1/2015 (2)	2,000	1,262
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.00%	9/1/2016 (2)	3,000	1,794
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.00%	9/1/2018 (2)	4,550	2,447
Middlesex County NJ Util. Auth. Sewer Rev.	5.25%	3/15/2010 (3)	1,740	1,838
Middlesex County NJ Util. Auth. Sewer Rev.	5.375%	9/15/2015 (3)	3,775	3,974
Middlesex County NJ Util. Auth. Sewer Rev.	5.125%	12/1/2016 (3)	3,050	3,291
Middletown Township NJ Board of Educ. GO	5.00%	8/1/2014 (4)	2,735	3,002
Middletown Township NJ Board of Educ. GO	5.00%	8/1/2015 (4)	2,015	2,177
Monmouth County NJ Improvement Auth. Rev. (Howell Township Board of Educ.)	5.80%	7/15/2007 (2)(Prere.)	1,180	1,314
Monmouth County NJ Improvement Auth. Rev. (Howell Township Board of Educ.)	5.00%	7/15/2013 (2)	1,305	1,436
Monmouth County NJ Improvement Auth. Rev. (Howell Township Board of Educ.)	5.00%	7/15/2019 (2)	2,115	2,248
Monmouth County NJ Improvement Auth. Rev. (Howell Township Board of Educ.)	5.00%	7/15/2020 (2)	2,225	2,352
Monroe Township NJ Muni. Util. Auth. Middlesex County Rev.	5.25%	2/1/2013 (3)	1,210	1,344
Monroe Township NJ Muni. Util. Auth. Middlesex County Rev.	5.25%	2/1/2014 (3)	1,235	1,372
Montgomery Township NJ School Dist. GO	5.25%	8/1/2013 (1)	1,285	1,441
Montgomery Township NJ School Dist. GO	5.25%	8/1/2017 (1)	1,280	1,404
Montgomery Township NJ School Dist. GO	5.25%	8/1/2018 (1)	1,280	1,399
New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.50%	11/15/2008 (1)(Prere.)	4,375	4,937
New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.625%	11/15/2008 (1)(Prere.)	4,870	5,520
New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.75%	11/15/2008 (1)(Prere.)	6,080	6,922
New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.75%	11/15/2008 (1)(Prere.)	5,440	6,193
New Jersey Econ. Dev. Auth. Rev. (Hillcrest Health Service)	0.00%	1/1/2012 (2)	2,500	1,890
New Jersey Econ. Dev. Auth. Rev. (Hillcrest Health Service)	0.00%	1/1/2013 (2)	3,000	2,146
New Jersey Econ. Dev. Auth. Rev. (Lawrenceville School Project) VRDO	1.11%	9/1/2004	6,200	6,200
New Jersey Econ. Dev. Auth. Rev. (Masonic Charity Foundation)	5.875%	6/1/2018	1,250	1,395
New Jersey Econ. Dev. Auth. Rev. (Masonic Charity Foundation)	6.00%	6/1/2025	1,000	1,104
New Jersey Econ. Dev. Auth. Rev. (Masonic Charity Foundation)	5.50%	6/1/2031	1,665	1,745
New Jersey Econ. Dev. Auth. Rev. Motor Vehicle Comm.	0.00%	7/1/2012 (1)	15,000	11,101
New Jersey Econ. Dev. Auth. Rev. Motor Vehicle Comm.	0.00%	7/1/2013 (1)	18,500	12,960
New Jersey Econ. Dev. Auth. Rev. Motor Vehicle Comm.	0.00%	7/1/2014 (1)	12,000	7,966
New Jersey Econ. Dev. Auth. Rev. Motor Vehicle Comm.	5.25%	7/1/2025 (1)	10,000	10,935
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	1.27%	9/8/2004	900	900
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.50%	6/15/2013 (2)	1,200	1,378
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.25%	6/15/2017 (2)	7,040	7,738
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.00%	7/1/2008 (1)	2,305	2,068
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.00%	7/1/2011 (1)	4,650	3,617
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.00%	7/1/2012 (1)	4,550	3,360
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.00%	7/1/2013 (1)	4,500	3,144
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.00%	7/1/2014 (1)	4,210	2,787
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.25%	5/1/2009 (4)(Prere.)	4,500	5,008
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.875%	5/1/2009 (4)(Prere.)	3,465	3,951
New Jersey Econ. Dev. Auth. Water Fac. Rev. (NJ American Water Co.)	5.125%	4/1/2022 (2)	5,000	5,212
New Jersey Econ. Dev. Auth. Water Fac. Rev. (United Water Co.) VRDO	1.33%	9/1/2004 (2)	1,300	1,300
New Jersey Educ. Fac. Auth. Rev.	5.875%	9/1/2007 (2)	5,890	6,533
New Jersey Educ. Fac. Auth. Rev.	5.875%	9/1/2008 (2)	6,165	6,958
New Jersey Educ. Fac. Auth. Rev.	5.75%	9/1/2012	7,595	8,809
New Jersey Educ. Fac. Auth. Rev.	5.75%	9/1/2016 (4)	8,425	9,550
New Jersey Educ. Fac. Auth. Rev.	5.00%	9/1/2019 (4)	2,715	2,883
New Jersey Educ. Fac. Auth. Rev.	5.00%	9/1/2020	11,405	11,997
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.25%	7/1/2020 (3)	2,060	2,331
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.25%	7/1/2021 (3)	1,550	1,749
New Jersey Educ. Fac. Auth. Rev. (Fairleigh Dickinson Univ.)	5.50%	7/1/2023	2,750	2,823
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.25%	7/1/2021 (3)	2,605	2,813
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.25%	7/1/2022 (3)(Prere.)	2,775	2,977
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.25%	7/1/2017 (1)	1,000	1,100
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.25%	7/1/2018 (1)	1,470	1,613
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.25%	7/1/2020 (1)	1,725	1,870
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.25%	7/1/2016	2,545	2,915
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.25%	7/1/2017	10,630	12,172
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.25%	7/1/2018	4,785	5,470
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.25%	7/1/2019	7,000	7,997
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.625%	7/1/2009 (1)(Prere.)	2,105	2,390
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.00%	7/1/2015 (3)	1,550	1,681
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.00%	7/1/2017 (3)	1,700	1,824
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.00%	7/1/2020 (3)	1,010	1,068
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.25%	7/1/2014 (3)	2,305	2,579
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.25%	7/1/2015 (3)	1,880	2,064
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.25%	7/1/2016 (3)	2,050	2,243
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.125%	7/1/2021 (3)	2,800	2,987
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.25%	7/1/2024 (3)	11,210	11,820
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.25%	7/1/2010 (2)	1,500	1,668
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.25%	7/1/2012 (2)	1,275	1,416
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.25%	7/1/2014 (2)	500	557
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.25%	7/1/2015 (2)	400	441
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.25%	7/1/2016 (2)	200	220
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.60%	7/1/2016 (1)	1,000	1,071
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.625%	7/1/2019 (1)	3,625	3,880
New Jersey Educ. Fac. Auth. Rev. (Stevens Institute of Technology)	5.125%	7/1/2022	4,000	4,119
New Jersey Educ. Fac. Auth. Rev. (Stevens Institute of Technology)	5.25%	7/1/2032	6,000	6,089
New Jersey Educ. Fac. Auth. Rev. (William Patterson)	5.20%	7/1/2015 (3)	755	824
New Jersey Educ. Fac. Auth. Rev. (William Patterson)	5.30%	7/1/2017 (3)	250	274
New Jersey Educ. Fac. Auth. Rev. (William Patterson)	5.375%	7/1/2018 (3)	905	998
New Jersey Educ. Fac. Auth. Rev. (William Patterson)	5.375%	7/1/2019 (3)	360	397
New Jersey Environmental Infrastructure Trust Wastewater Treatment Rev.	5.125%	9/1/2015	5,090	5,577
New Jersey Environmental Infrastructure Trust Wastewater Treatment Rev.	5.00%	9/1/2017	1,525	1,641
New Jersey GO	5.25%	7/1/2018	15,000	16,959
New Jersey GO	5.125%	7/15/2018	8,600	9,612
New Jersey GO	5.25%	7/1/2019	10,105	11,423
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	6.00%	7/1/2008	2,530	2,783
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	6.25%	7/1/2017	3,950	4,469
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	5.75%	7/1/2025	5,000	5,310
New Jersey Health Care Fac. Financing Auth. Rev. (Capital Health Systems Obligated Group)	5.75%	7/1/2023	5,000	5,272
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.25%	7/1/2009(4)	5,500	6,042
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.00%	7/1/2010 (4)	4,695	5,076
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.25%	7/1/2012 (4)	1,500	1,640
New Jersey Health Care Fac. Financing Auth. Rev. (Hackensack Univ. Medical Center)	5.375%	1/1/2013 (1)	2,355	2,569
New Jersey Health Care Fac. Financing Auth. Rev. (Holy Name Hosp.)	5.25%	7/1/2020 (2)	4,100	4,401
New Jersey Health Care Fac. Financing Auth. Rev. (Jersey Shore Medical Center)	6.20%	7/1/2013 (2)	1,345	1,378
New Jersey Health Care Fac. Financing Auth. Rev. (Jersey Shore Medical Center)	6.20%	7/1/2014 (2)	1,320	1,352
New Jersey Health Care Fac. Financing Auth. Rev. (Jersey Shore Medical Center)	6.25%	7/1/2016 (2)	860	881
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health System Obligated Group)	5.625%	7/1/2012 (4)	3,710	4,152
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health System Obligated Group)	5.625%	7/1/2013 (4)	7,355	8,232
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health System Obligated Group)	5.25%	7/1/2029 (4)	13,450	14,081
New Jersey Health Care Fac. Financing Auth. Rev. (Riverside Medical Center)	6.25%	7/1/2010 (2)(ETM)	2,935	3,440
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	5.875%	7/1/2021	3,500	3,702
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	6.00%	7/1/2026	3,500	3,677
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	6.00%	7/1/2032	3,000	3,135
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.25%	7/1/2013 (1)	3,000	3,279
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.25%	7/1/2016 (1)	3,300	3,571
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	0.00%	7/1/2021 (1)	3,000	1,359
New Jersey Health Care Fac. Financing Auth. Rev. (St. Clares Riverside Medical Center)	5.75%	7/1/2014 (1)	8,500	8,698
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.25%	7/1/2014 (4)	11,000	12,062
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	4.95%	6/1/2010 (2)	4,570	4,864
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	5.05%	6/1/2011 (2)	3,650	3,884
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	5.05%	6/1/2012 (1)	775	833
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	5.15%	6/1/2012 (2)	3,790	4,025
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	5.10%	6/1/2013 (1)	1,760	1,881
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	5.20%	6/1/2013 (2)	5,905	6,248
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	5.125%	6/1/2014 (1)	1,015	1,079
New Jersey Higher Educ. Assistance Auth. Student Loan Rev.	5.25%	6/1/2018 (1)	550	581
New Jersey Highway Auth. Rev. (Garden State Parkway)	5.60%	1/1/2010 (3)(Prere.)	7,535	8,622
New Jersey Highway Auth. Rev. (Garden State Parkway)	6.20%	1/1/2010 (2)(ETM)	20,000	22,712
New Jersey Highway Auth. Rev. (Garden State Parkway)	5.50%	1/1/2013 (3)(ETM)	10,000	11,489
New Jersey Highway Auth. Rev. (Garden State Parkway)	5.50%	1/1/2014 (3)(ETM)	7,500	8,653
New Jersey Highway Auth. Rev. (Garden State Parkway)	5.50%	1/1/2015 (3)(ETM)	7,500	8,685
New Jersey Highway Auth. Rev. (Garden State Parkway)	5.50%	1/1/2016 (3)(ETM)	2,000	2,321
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev.	5.70%	5/1/2020 (4)	2,255	2,413
New Jersey Housing & Mortgage Finance Agency Rev. (Home Buyer)	5.40%	10/1/2020 (1)	1,085	1,115
New Jersey Sports & Exposition Auth. Rev.	6.50%	3/1/2013 (1)	10,000	11,855
New Jersey Sports & Exposition Auth. Rev.	5.50%	3/1/2017 (1)	5,755	6,665
New Jersey Sports & Exposition Auth. Rev. (Convention Center Luxury Tax)	5.50%	3/1/2021 (1)	3,000	3,449
New Jersey Transp. Corp. COP	6.00%	9/15/2009 (2)(Prere.)	10,000	11,486
New Jersey Transp. Corp. COP	5.75%	9/15/2010 (2)(Prere.)	2,000	2,311
New Jersey Transp. Corp. COP	5.50%	9/15/2012 (2)	20,000	22,765
New Jersey Transp. Corp. COP	5.50%	9/15/2014 (2)	1,500	1,711
New Jersey Transp. Corp. COP	5.50%	9/15/2015 (2)	15,000	17,208
New Jersey Transp. Trust Fund Auth. Rev.	5.50%	6/15/2005 (1)(Prere.)	700	736
New Jersey Transp. Trust Fund Auth. Rev.	6.00%	6/15/2007 (1)(Prere.)	16,280	18,324
New Jersey Transp. Trust Fund Auth. Rev.	6.00%	6/15/2010 (Prere.)	5,000	5,822
New Jersey Transp. Trust Fund Auth. Rev.	6.00%	12/15/2011 (1)(Prere.)	15,000	17,747
New Jersey Transp. Trust Fund Auth. Rev.	6.00%	12/15/2011 (1)(Prere.)	13,000	15,381
New Jersey Transp. Trust Fund Auth. Rev.	5.50%	6/15/2013 (1)	2,300	2,415
New Jersey Transp. Trust Fund Auth. Rev.	5.75%	6/15/2020	5,000	5,850
New Jersey Transp. Trust Fund Auth. Rev.	5.75%	6/15/2023 (3)	5,850	6,902
New Jersey Transp. Trust Fund Auth. Rev.	5.75%	6/15/2024 (3)	5,000	5,878
New Jersey Transp. Trust Fund Auth. Rev.	5.75%	6/15/2025 (3)	7,750	9,060
New Jersey Turnpike Auth. Rev.	5.75%	1/1/2010 (1)(Prere.)	1,620	1,852
New Jersey Turnpike Auth. Rev.	6.00%	1/1/2013 (1)	1,000	1,180
New Jersey Turnpike Auth. Rev.	6.50%	1/1/2013 (1)(ETM)	20,000	24,368
New Jersey Turnpike Auth. Rev.	5.75%	1/1/2016 (1)	665	745
New Jersey Turnpike Auth. Rev.	6.50%	1/1/2016 (1)(ETM)	22,095	26,856
New Jersey Turnpike Auth. Rev.	6.50%	1/1/2016 (1)	6,175	7,556
New Jersey Turnpike Auth. Rev.	5.75%	1/1/2017 (1)	10,000	11,178
New Jersey Turnpike Auth. Rev.	5.375%	1/1/2020 (1)	3,500	3,809
New Jersey Turnpike Auth. Rev.	5.50%	1/1/2025 (1)	1,800	1,906
New Jersey Turnpike Auth. Rev. VRDO	1.34%	9/8/2004 (4)	8,500	8,500
New Jersey Turnpike Auth. Rev. VRDO	1.34%	9/8/2004 (4)	10,000	10,000
New Jersey Turnpike Auth. Rev. VRDO	1.34%	9/8/2004 (4)	3,800	3,800
New Jersey Water Supply Auth. Delaware & Raritan Water System Rev.	5.375%	11/1/2010 (1)	2,230	2,441
New Jersey Water Supply Auth. Delaware & Raritan Water System Rev.	5.375%	11/1/2011 (1)	2,345	2,545
New Jersey Water Supply Auth. Delaware & Raritan Water System Rev.	5.375%	11/1/2013 (1)	2,600	2,785
Newark NJ GO	5.50%	10/1/2008 (2)	1,660	1,850
Newark NJ School Dist. GO	5.375%	12/15/2013 (1)	2,000	2,260
North Bergen Township NJ GO	8.00%	8/15/2006 (4)	1,885	2,109
North Hudson NJ Sewer Auth. Rev.	5.125%	8/1/2008 (3)	2,000	2,136
North Hudson NJ Sewer Auth. Rev.	5.25%	8/1/2016 (3)	14,360	15,257
North Hudson NJ Sewer Auth. Rev.	5.125%	8/1/2022 (3)	4,000	4,096
Ocean County NJ Util. Auth. Wastewater Rev.	5.00%	1/1/2014	6,000	6,631
Ocean County NJ Util. Auth. Wastewater Rev.	5.25%	1/1/2017	2,665	2,898
Ocean County NJ Util. Auth. Wastewater Rev.	5.25%	1/1/2018	2,345	2,539
Ocean County NJ Util. Auth. Wastewater Rev.	6.60%	1/1/2018 (3)(ETM)	2,500	3,102
Port Auth. of New York & New Jersey Rev.	5.125%	11/15/2012 (3)	2,500	2,651
Port Auth. of New York & New Jersey Rev.	5.125%	11/15/2014 (3)	6,025	6,333
Port Auth. of New York & New Jersey Rev.	5.50%	12/15/2014 (2)	2,790	3,105
Port Auth. of New York & New Jersey Rev.	5.00%	8/1/2015	3,370	3,574
Port Auth. of New York & New Jersey Rev.	5.875%	9/15/2015 (3)	10,000	10,758
Port Auth. of New York & New Jersey Rev.	5.50%	12/15/2019 (2)	5,125	5,615
Port Auth. of New York & New Jersey Rev.	5.20%	7/15/2021 (2)	3,250	3,323
Port Auth. of New York & New Jersey Rev.	5.375%	7/15/2022 (3)	15,000	15,983
Port Auth. of New York & New Jersey Rev.	5.125%	10/15/2030 (1)	6,725	6,847
Port Auth. of New York & New Jersey Rev.	5.375%	10/15/2035 (1)	3,000	3,090
Rutgers State Univ. New Jersey	6.40%	5/1/2013	3,000	3,527
Salem County NJ Financing Auth. PCR (Atlantic City Electric Co.) VRDO	1.35%	9/8/2004 (1)	800	800
South Brunswick Township NJ Board of Educ. GO	6.40%	8/1/2005 (3)(Prere.)	2,205	2,304
South Brunswick Township NJ Board of Educ. GO	5.25%	8/1/2020 (3)	1,785	1,895
South Brunswick Township NJ Board of Educ. GO	5.25%	8/1/2022 (3)	3,000	3,186
South Jersey Port Corp. New Jersey Rev.	5.00%	1/1/2023	2,000	2,056
South Jersey Port Corp. New Jersey Rev.	5.20%	1/1/2023	1,500	1,530
South Jersey Port Corp. New Jersey Rev.	5.10%	1/1/2033	1,500	1,521
South Jersey Transp. Auth. New Jersey Transp. System Rev.	5.25%	11/1/2013 (2)	4,000	4,458
South Jersey Transp. Auth. New Jersey Transp. System Rev.	5.25%	11/1/2014 (2)	4,125	4,597
Stafford NJ Muni. Util. Auth. Water & Sewer Rev.	5.50%	6/1/2011 (3)	3,100	3,537
Toms River NJ School Dist. GO	5.00%	1/15/2020 (4)	1,510	1,595
Union County NJ Improvement Auth. Rev. (Plainfield Board of Educ.)	5.80%	8/1/2007 (3)(Prere.)	4,000	4,459
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.25%	6/1/2006 (2)	5,375	5,676
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.375%	6/1/2011 (2)	8,375	9,116
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.375%	6/1/2012 (2)	8,995	9,791
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.375%	6/1/2013 (2)	9,445	10,031
Univ. of Medicine & Dentistry New Jersey Rev.	6.50%	12/1/2012 (1)(ETM)	4,000	4,745
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/2015 (2)	2,325	2,591
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/2016 (2)	1,110	1,233
Univ. of Medicine & Dentistry New Jersey Rev.	5.50%	12/1/2018 (2)	1,250	1,394
Univ. of Medicine & Dentistry New Jersey Rev.	5.50%	12/1/2019 (2)	3,000	3,338
Univ. of Medicine & Dentistry New Jersey Rev.	5.50%	12/1/2020 (2)	3,675	4,075
Univ. of Medicine & Dentistry New Jersey Rev.	5.50%	12/1/2021 (2)	2,000	2,209
Univ. of Medicine & Dentistry New Jersey Rev.	5.50%	12/1/2023 (2)	7,330	8,009
Univ. of Medicine & Dentistry New Jersey Rev.	5.50%	12/1/2027 (2)	10,100	10,882
Vernon Township NJ School Dist. GO	5.25%	12/1/2014 (3)	1,200	1,328
Vernon Township NJ School Dist. GO	5.30%	12/1/2015 (3)	1,200	1,310
Vernon Township NJ School Dist. GO	5.375%	12/1/2016 (3)	1,200	1,316
Vernon Township NJ School Dist. GO	5.375%	12/1/2017 (3)	1,200	1,316
Vernon Township NJ School Dist. GO	5.375%	12/1/2018 (3)	1,200	1,316
West Orange NJ Board of Educ. COP	5.625%	10/1/2019 (1)	2,500	2,804
West Orange NJ Board of Educ. COP	6.00%	10/1/2024 (1)	1,000	1,134
West Orange NJ Board of Educ. COP	5.625%	10/1/2029 (1)	2,000	2,171
West Windsor Plainsboro NJ Regional School Dist.	5.00%	12/1/2012 (4)	2,720	3,053
West Windsor Plainsboro NJ Regional School Dist.	5.00%	12/1/2013 (4)	2,215	2,452
West Windsor Plainsboro NJ Regional School Dist.	5.00%	12/1/2014 (4)	1,000	1,100
West Windsor Plainsboro NJ Regional School Dist.	5.00%	12/1/2015 (4)	1,000	1,092
Outside New Jersey:
Guam Govt. Ltd. Obligation Infrastructure Improvement Rev.	5.125%	11/1/2011 (2)	3,400	3,738
Puerto Rico Electric Power Auth. Rev.	5.25%	7/1/2017 (1)	3,200	3,483
Puerto Rico Electric Power Auth. Rev.	5.50%	7/1/2017 (1)	6,805	7,956
Puerto Rico GO	5.50%	7/1/2017 (10)	5,000	5,812
Puerto Rico GO	5.00%	7/1/2018 (1)	6,500	7,020
Puerto Rico GO	5.50%	7/1/2018	5,540	6,308
Puerto Rico GO	5.50%	7/1/2021 (1)	6,750	7,846
Puerto Rico Govt. Dev. Bank VRDO	1.25%	9/8/2004 (1)	9,330	9,330
Puerto Rico Highway & Transp. Auth. Rev.	5.50%	7/1/2019 (1)	5,000	5,851
Puerto Rico Highway & Transp. Auth. Rev.	5.50%	7/1/2020 (1)	9,610	11,226
Puerto Rico Highway & Transp. Auth. Rev.	5.50%	7/1/2021 (4)	5,000	5,818
Puerto Rico Highway & Transp. Auth. Rev.	5.50%	7/1/2022 (4)	3,500	4,052
Puerto Rico Highway & Transp. Auth. Rev.	5.50%	7/1/2022	3,500	3,819
Puerto Rico Highway & Transp. Auth. Rev.	5.50%	7/1/2024	4,125	4,467
Puerto Rico Highway & Transp. Auth. Rev. VRDO	1.32%	9/8/2004 (2)	700	700
Puerto Rico Housing Finance Corp. Home Mortgage Rev.	5.30%	12/1/2028	2,855	2,920
Puerto Rico Muni. Finance Agency	5.25%	8/1/2019 (4)	5,000	5,525
Puerto Rico Muni. Finance Agency	5.50%	8/1/2019 (4)	2,000	2,248
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.50%	7/1/2014	5,000	5,676
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.50%	7/1/2015	4,150	4,732
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.50%	7/1/2016	3,000	3,415
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.75%	7/1/2017	2,000	2,327
Puerto Rico Public Finance Corp.	5.50%	2/1/2012 (Prere.)	3,250	3,690
Puerto Rico Public Finance Corp.	6.00%	8/1/2026 (ETM)	720	855
Puerto Rico Public Finance Corp.	6.00%	8/1/2026	7,680	8,886
Puerto Rico Public Finance Corp.	5.50%	8/1/2029	1,135	1,191

TOTAL MUNICIPAL BONDS
(Cost $1,423,829)	1,530,353

OTHER ASSETS AND LIABILITIES-NET (-0.2%)	(2,761)

NET ASSETS (100%)	$1,527,592

* Securities with an aggregate value of $2,532,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC — Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2004, the cost of investment securities for tax purposes was $1,424,653,000. Net unrealized appreciation of investment securities was $105,700,000, consisting of unrealized gains of $107,160,000 on securities that had risen in value since their purchase and $1,460,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At August 31, 2004, the aggregate settlement value of open futures contracts expiring in December 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	(100)	$11,231	($51)
30-Year U.S. Treasury Bond	(45)	5,009	(37)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard New Jersey Tax-Free Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard New Jersey Tax-Free Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 22, 2004

Vanguard New Jersey Tax-Free Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 22, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.